UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
                   El Cajon, CA                                92020
(Address of principal executive offices)                   (Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: January 31

Date of reporting period: July 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TURQUOISE SELECT OPPORTUNITIES FUND

SEMI-ANNUAL REPORT
July 31, 2011

TURQUOISE SELECT OPPORTUNITIES FUND

                              TURQUOISE SELECT OPPORTUNITIES FUND
                                                    by Sectors (Unaudited)
                                             (as a percentage of Net Assets)

               * Net Cash represents cash equivalents and other assets less liabilities.

PERFORMANCE INFORMATION (Unaudited)

7/31/11 Net Asset Value - $8.23

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIOD ENDED JULY 31, 2011

Since
Inception(A)
Turquoise Select Opportunities Fund	(17.70)%
S&P 500 Index (B)	(2.50)%

(A)Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Turquoise Select Opportunities Fund is February 1, 2011. The performance numbers represent performance beginning on the first day of security trading (February 17, 2011).

(B)The S&P 500 Index is an unmanaged index comprised of the stocks of large capitalization issues in the United States and it is considered representative of the U.S. equity markets as a whole.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-877-420-8725.

2011 Semi-Annual Report 1

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing costs, including investment advisor fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 60 days of purchase from the Fund, the shares are subject to a 2% redemption fee. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2011
	February 1, 2011	July 31, 2011	to July 31, 2011

Actual	$1,000.00	$823.00	$8.81

Hypothetical	$1,000.00	$1,015.12	$9.74
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

Turquoise Asset Management, LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.turquoiseselect.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-877-420-8725). This information is also available on the SEC’s website at http://www.sec.gov.

2011 Semi-Annual Report 2

Turquoise Select Opportunities Fund
		Schedule of Investments
		July 31, 2011 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets
COMMON STOCKS
Computer & Office Equipment
4,200	Hewlett-Packard Company	$ 147,714	9.37%
Fire, Marine & Casualty Insurance
600	Berkshire Hathaway Inc. Class B *	44,502	2.82%
Hospital & Medical Service Plans
400	WellPoint Inc.	27,020	1.71%
Life Insurance
7,000	Genworth Financial Inc. *	58,240	3.69%
Miscellaneous Manufacturing Industries
2,400	WMS Industries Inc. *	66,168	4.20%
National Commercial Banks
200	Bank of America Corporation	1,942
2,200	Wells Fargo & Company	61,468
		63,410	4.02%
Petroleum Refining
12	BP plc **	545	0.03%
Pharmaceutical Preparations
300	Johnson & Johnson	19,437	1.23%
Retail - Apparel & Accessory Stores
7,000	Aeropostale, Inc. *	117,950	7.48%
Retail - Drug Stores and Proprietary Stores
3,000	PetMed Express Inc.	32,910	2.10%
Search, Detection, Navagation, Guidance, Aeronautical Systems
5,700	Raytheon Co.	254,961	16.17%
Surety Insurance
39,500	Radian Group Inc.	125,215	7.95%
Telephone & Telegraph Apparatus
4,000	Research In Motion Limited *	100,000	6.35%
Wholesale-Beer, Wine & Distilled Alcoholic Beverages
3,000	Central European Distribution Corp. *	29,040	1.85%
Total for Common Stock (Cost - $1,422,511)		$ 1,087,112	68.97%
Total Investment Securities		1,087,112	68.97%
	(Cost $1,422,511)
Other Assets In Excess of Liabilities		489,206	31.03%
Net Assets		$ 1,576,318	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt
*** Variable Rate Security; The Yield Rate shown represents
the 7-day yield at July 31, 2011.
The accompanying notes are an integral part of these
financial statements.

2011 Semi-Annual Report 3

Turquoise Select Opportunities Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2011

Assets:
Investment Securities at Market Value	$ 1,087,112
(Cost $1,422,511)
Cash	647,204
Dividends Receivable	3,225
Total Assets	1,737,541
Liabilities:
Payable to Advisor	2,718
Payable for Securities Purchased	158,505
Total Liabilities	161,223
Net Assets	$ 1,576,318

Net Assets Consist of:
Capital Paid In	$ 1,878,001
Accumulated Net Investment Income/(Loss)	(6,792)
Accumulated Undistributed Realized Gain/(Loss) on Investments - Net	40,508
Unrealized Appreciation/(Depreciation) in Value of Investments
Based on Identified Cost - Net	(335,399)
Net Assets, for 191,571 Shares Outstanding	$ 1,576,318
(Without par value, unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($1,576,318/191,571 shares)	$ 8.23
Minimum Redemption Price Per Share ($8.23 * 0.98) (Note 2)	$ 8.07

Statement of Operations (Unaudited)
For the six months ended July 31, 2011*

Investment Income:
Dividends	$ 8,024
Interest	17
Total Investment Income	8,041
Expenses:
Management Fees	14,833
Total Expenses	14,833

Net Investment Income (Loss)	(6,792)

Realized and Unrealized Gain/(Loss) on Investments:
Realized Gain on Investments	40,508
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(335,399)
Net Realized and Unrealized Gain/(Loss) on Investments	(294,891)

Net Decrease in Net Assets from Operations	$ (301,683)

* The Fund commenced operations on February 1, 2011 and commencement of investment operations was February 17, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 4

Turquoise Select Opportunities Fund

Statement of Changes in Net Assets	(Unaudited)
	2/1/2011*
	to
	7/31/2011
From Operations:
Net Investment Loss	$ (6,792)
Net Realized Gain/(Loss) on Investments	40,508
Change in Net Unrealized Appreciation/(Depreciation)	(335,399)
Increase/(Decrease) in Net Assets from Operations	(301,683)
From Distributions to Shareholders:
Net Investment Income	-
Net Realized Gain from Security Transactions	-
Change in Net Assets from Distributions	-
From Capital Share Transactions:
Proceeds From Sale of Shares	1,878,001
Proceeds From Redemption Fees (Note 2)	-
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed
Net Increase (Decrease) from Shareholder Activity	1,878,001

Net Increase (Decrease) in Net Assets	1,576,318

Net Assets at Beginning of Period	-
Net Assets at End of Period (Including Accumulated Net
Investment Income (Loss) of ($6,792) )	$ 1,576,318

Share Transactions:
Issued	191,571
Reinvested	-
Redeemed	-
Net Increase in Shares	191,571
Shares Outstanding Beginning of Period	-
Shares Outstanding End of Period	191,571

Financial Highlights
Selected data for a share outstanding	(Unaudited)
throughout the period:	2/1/2011*
	to
	7/31/2011
Net Asset Value -
Beginning of Period	$ 10.00
Net Investment Loss (a)	(0.04)
Net Gain (Loss) on Securities
(Realized and Unrealized)	(1.73)
Total from Investment Operations	(1.77)

Distributions (From Net Investment Income)	-
Distributions (From Realized Capital Gains)	-
Total Distributions	-

Net Asset Value -
End of Period	$ 8.23
Total Return (b)	(17.70)%	*** (c)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 1,576
Ratio of Expenses to Average Net Assets	1.95%	**
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.89%	**
Portfolio Turnover Rate	154.44%	***

* The Fund commenced operations on February 1, 2011 and commencement of investment operations was February 17, 2011.
** Annualized.
*** Not Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.
(c) Represents performance beginning on the first day of security trading (February 17, 2011).

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 5

NOTES TO FINANCIAL STATEMENTS
TURQUOISE SELECT OPPORTUNITIES FUND
July 31, 2011
(UNAUDITED)

1.) ORGANIZATION:
Turquoise Select Opportunities Fund (the "Fund") was organized as a non-diversified series of the PFS Funds (the "Trust") on January 20, 2011. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of July 31, 2011, there were five series authorized by the Trust. The Fund commenced operations on February 1, 2011 and the Fund commenced investing in line with its objectives on February 17, 2011. The investment advisor to the Fund is Turquoise Asset Management LLC (the “Advisor”). The Fund’s investment objective is to seek long-term growth of capital.

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six month period ended July 31, 2011, the Fund did not incur any interest or penalties.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 60 days or less. During the six month period ended July 31, 2011, proceeds from redemption fees amounted to $0.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations, or net asset value per share of the Fund.

2011 Semi-Annual Report 6

Notes to the Financial Statements (Unaudited) - continued

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3.) SECURITIES VALUATIONS:
As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are carried at fair value. The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities

2011 Semi-Annual Report 7

Notes to the Financial Statements (Unaudited) - continued

are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,087,112	$0	$0	$1,087,112
Total	$1,087,112	$0	$0	$1,087,112

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six month period ended July 31, 2011. There were no transfers into or out of level 1 and level 2 during the six month period ended July 31, 2011. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT:
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. Under the terms of the Management Agreement, the Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under the Management Agreement, the Advisor assumes and pays all ordinary expenses of the Fund, except that the Fund pays all management fees, brokerage fees and commissions, taxes, interest expense, underlying fund fees and expenses, and extraordinary or non-recurring expenses. For its services, the Advisor receives an annual investment management fee of 1.95% of the average daily net assets of the Fund.

For the six month period ended July 31, 2011, the Advisor earned management fees totaling $14,833, of which $2,718 was due to the Advisor at July 31, 2011.

5.) RELATED PARTY TRANSACTIONS:
A control person of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator by the Advisor.

2011 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

The Trustees who are not interested persons of the Fund were each paid a total of $1,250 in Trustees’ fees plus travel and related expenses for the six month period ended July 31, 2011. Under the Management Agreement, the Advisor pays these fees.

6.) CAPITAL SHARES:
The Trust is authorized to issue an unlimited number of shares of beneficial interest for the Fund. Paid in capital for the Fund at July 31, 2011 was $1,878,001 representing 191,571 shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES:
For the six month period ended July 31, 2011, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $3,476,844 and $2,094,840, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned at July 31, 2011 was $1,422,511. At July 31, 2011, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,937	($337,336)	($335,399)

9.) CONTROL OWNERSHIP:
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 2011, New Olympia, held, in aggregate, 98.08% of the shares of the Fund. Gregory Bortz is the President of the Advisor and a shareholder of New Olympia, and therefore he and New Olympia may be deemed to control the Fund.

10.) DISTRIBUTIONS TO SHAREHOLDERS:
There were no distributions paid during the six month period ended July 31, 2011.

Additional Information
July 31, 2011
(Unaudited)

1.) APPROVAL OF MANAGEMENT AGREEMENT
On January 20, 2011, the Board of Trustees (the “Board”) considered the approval of the Management Agreement (the “Agreement”) between Turquoise Asset Management, LLC (the “Advisor”) and the Turquoise Select Opportunities Fund (the “Fund”). In reviewing the Agreement, the Trustees considered and evaluated the following factors: (i) the nature, extent, and quality of the services provided by the Advisor to the Fund; (ii) the investment performance of the Fund and the Advisor; (iii) the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; (v) brokerage and portfolio transactions; and (vi) possible conflicts of interest.

The Board discussed the arrangements between the Advisor and the Trust with respect to the Fund. The Board reflected on its discussions with the Advisor regarding the proposed Agreement and the manner in which the Fund was to be managed. The Board referred to the Meeting Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter dated December 3, 2010 from Counsel to the Advisor and the Advisor's responses to that letter, a copy of the Advisor's financial statements, a copy of the Advisor's Form ADV, and a fee comparison analysis of the Fund and comparable mutual funds. The Board reviewed the memorandum from Counsel and the proposed Agreement and outlined the various factors the Board should consider in deciding whether to approve the Agreement.

In regard to the nature, extent, and quality of the services to be provided by the Advisor, the Board considered the responsibilities the Advisor would have under the Agreement. The

2011 Semi-Annual Report 9

Additional Information (Unaudited) - continued

Board reviewed the services to be provided by the Advisor to the Fund including, without limitation: the procedures for formulating investment recommendations and assuring compliance with the Fund's investment objectives and limitations; the efforts of the Advisor during the Fund's start-up phase, its coordination of services for the Fund among the Fund's service providers, and the anticipated efforts of the Advisor to promote the Fund and grow its assets. The Board considered: the Advisor's staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies, and procedures. After reviewing the foregoing and further information from the Advisor, the Board concluded that the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

In reguard to the investment performance of the Fund and the Advisor, the Board noted that the Fund had not commenced operations and thus did not have investment performance information to review. The Board noted that the Fund would be the first client of the Advisor. The Board discussed the education and investment management experience of the Advisor's personnel. The Board discussed performance return information for similar funds for the one year period ended September 30, 2010 that was provided in the Board Materials.

In reguard to the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund, the Board considered: the financial condition of the Advisor and the level of commitment to the Fund by the Advisor's principals; the Advisor's payment of startup costs for the Fund; the projected asset levels of the Fund; and the overall anticipated expenses of the Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for the Advisor managing the Fund. The Board compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the Fund's anticipated expense ratio was generally comparable to those of similar funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable.

In reguard to the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund's investors, the Board considered the Fund's fee arrangements with the Advisor. The Board noted that the management fee would stay the same as asset levels increased. Following further discussion of the Fund's projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund's fee arrangements with the Advisor were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Advisor.

In reguard to the brokerage and portfolio transactions, the Board considered the Advisor's standards for seeking best execution and the relevancy of those standards to the strategies that would be employed in managing the Fund. It was noted that the Advisor does not plan to use soft dollars and, as such, brokerage commissions for the Fund may be less. After further review, the Board determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the method for bunching of portfolio securities transactions; the substance and administration of the Advisor's code of ethics and other relevant policies of the Advisor. Following further consideration and discussion, the Board indicated that the Advisor's standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Next, the Independent Trustees met in executive session to discuss the approval of the Agreement. The officers of the Trust were excused during this discussion. Upon reconvening, it was the Board’s consensus (including a majority of the independent Trustees) that the fee to be paid to the Advisor, pursuant to the Agreement, was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the Agreement was in the best interest of the Fund's shareholders.

2011 Semi-Annual Report 10

Board of Trustees
Thomas H. Addis III
Allen C. Brown
George Cossolias, CPA
Jeffrey R. Provence
Ross C. Provence

Investment Advisor
Turquoise Asset Management LLC

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member of The 1940 Act Law GroupTM

Custodian
US Bank N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Turquoise
Select Opportunities Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

TURQUOISE SELECT OPPORTUNITIES FUND
17383 Sunset Boulevard, Suite A210
Pacific Palisades, CA 90272

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/ Ross C. Provence Ross C. Provence President

Date: 9/30/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ross C. Provence Ross C. Provence President

Date: 9/30/11

By: /s/ Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 9/30/11